UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eugene Torpey
         -------------------------------
Title:    Chief Compliance Officer
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Phone:    201-782-3321
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Signature, Place, and Date of Signing:

         /s/ Eugene Torpey            Woodcliff Lake, NJ   February 22nd, 2008
   -------------------------------    ------------------   -------------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  13
                                        --------------------

Form 13F Information Table Value Total:  134,718
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
AKAMAI TECH                COM      00971T101    6,920   200,000   SH           SOLE                  200,000
AMER INTL GROUP INC        COM      026874107    5,830   100,000   SH           SOLE                  100,000
BLACKSTONE GROUP L P       COM      09253U108      443    20,000   SH           SOLE                   20,000
CITIGROUP INC              COM      172967101    8,832   300,000   SH           SOLE                  300,000
ENCANA CORP                COM      292505104    2,854    42,000   SH           SOLE                   42,000
ENSCO INTERNATIONAL        COM      26874Q100    6,558   110,000   SH           SOLE                  110,000
FORTRESS INVT GROUP        COM      34958B106      312    20,000   SH           SOLE                   20,000
GOOGLE INC                 COM      38259P508   12,101    17,500   SH           SOLE                   17,500
HELMERICH & PAYNE          COM      423452101    3,606    90,000   SH           SOLE                   90,000
HERCULES OFFSHORE          COM      427093109    3,736   157,100   SH           SOLE                  157,100
INFOSPACE INC              COM      45678T201    2,256   120,000   SH           SOLE                  120,000
RESEARCH IN MOTION         COM      760975102    8,165    72,000   SH           SOLE                   72,000
S & P 500 DEPOSITORY       COM      78462F103   73,105   500,000   SH           SOLE                  500,000